SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2023	2022
Weighted average number of common shares outstanding	317,660,608	311,016,278
Effect of dilutive stock options	756,871	1,885,078
Weighted average number of common shares outstanding for diluted earnings per share calculation	318,417,479	312,901,356